10 Accounts Receivables - Concessions (Details 3) - Bonus From The Grant Of Concession Agreements Under The Quota System [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Bonus from the grant, beginning	R$ 625,772	R$ 606,479
Transfers to electricity grid use charges - customers	(69,192)	(66,693)
Interest	91,404	85,986
Bonus from the grant, ending	R$ 647,984	R$ 625,772